Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Additional Paid-in Capital [Member]	Retained earnings [member]	Other reserves [member]	Treasury shares [member]	Total [member]	Non-controlling interests [member]
Balance at the beginning of the year at Dec. 31, 2019	R$ 114,725	R$ 8,595		R$ 91,430	R$ 8,119		R$ 108,144	R$ 6,581
Profit for the year	169,154			170,199			170,199	(1,045)
Other comprehensive income:
Foreign exchange variance of investee located abroad	2,372				2,372		2,372
Capital increase (deacrease)	(765)	135					135	(900)
Acquisition of non-controlling quotas	(265,067)			(261,629)			(261,629)	(3,438)
Allocation of profit:
Dividends	169,154			170,199			170,199	(1,045)
Balance at the ending of the year at Dec. 31, 2020	19,236	8,730			10,491		19,221	15
Corporate reorganization		(8,719)	R$ 8,719
Profit for the year	208,615			208,615			208,615
Other comprehensive income:
Foreign exchange variance of investee located abroad	1,020				1,021		1,021	(1)
Capital increase (deacrease)	1,392,403	4	1,392,370				1,392,374	29
Share based payments	3,670				3,670		3,670
Treasury shares	(52,585)					R$ (52,585)	(52,585)
Transaction costs from capital increase	(19,051)		(19,051)				(19,051)
Allocation of profit:
Dividends	(138,432)			(138,432)			(138,432)
Balance at the ending of the year at Dec. 31, 2021	1,414,876	15	1,382,038	70,183	15,182	(52,585)	1,414,833	43
Profit for the year	219,401			219,417			219,417	(16)
Other comprehensive income:
Foreign exchange variance of investee located abroad	(829)				(827)		(827)	(2)
Capital increase (deacrease)	2,988							2,988
Share based payments	9,794				9,794		9,794
Treasury shares	(62,393)					(62,393)	(62,393)
Allocation of profit:
Dividends	(208,290)			(208,290)			(208,290)
Balance at the ending of the year at Dec. 31, 2022	R$ 1,375,547	R$ 15	R$ 1,382,038	R$ 81,310	R$ 24,149	R$ (114,978)	R$ 1,372,534	R$ 3,013